Short-Term Investments	12 Months Ended
Dec. 31, 2010
Short-Term Investments [Abstract]
SHORT-TERM INVESTMENTS

7.	SHORT-TERM INVESTMENTS

During the year ended December 31, 2009, the Company entered into four principal protected structured deposit (“Structured Deposit”) arrangements amounting to $200 million, which were linked to the Euro/U.S. Dollar exchange rate performance. The Structured Deposit provided principal protection if the Company held the deposits until the short-term stated maturity date which was February 8 or Feb 11, 2010. The Structured Deposit was classified as a held-to-maturity investment and recorded at amortized cost. All investments were held until maturity in 2010.